The Gabelli Global Content & Connectivity Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.1%
	COMMUNICATION SERVICES — 79.4%
	Telecommunication Services — 43.1%
	Wireless Telecommunication Services — 19.2%
	Wireless Telecommunication Services — 19.2%
62,500	America Movil SAB de CV, Cl. L, ADR	$928,750
4,500	Anterix Inc.†	162,900
90,000	Axiata Group Berhad	92,429
9,500	China Mobile Ltd., ADR	393,300
9,600	DiGi.Com Berhad	10,891
72,808	Econet Wireless Zimbabwe Ltd.	8,917
17,500	Gogo Inc.†	105,525
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	112
49,000	KDDI Corp.	1,280,231
23,000	Millicom International Cellular SA, SDR	1,115,882
16,200	NTT DOCOMO Inc.	412,473
175,000	Orascom Investment Holding, GDR†	25,375
18,000	PLDT Inc., ADR	396,000
240,000	PT Indosat Tbk†	48,186
11,500	Rogers Communications Inc., Cl. B	560,395
3,500	Shenandoah Telecommunications Co.	111,195
70,000	Sistema PJSFC, GDR	270,480
14,000	SK Telecom Co. Ltd., ADR	310,800
20,000	SoftBank Group Corp.	784,277
40,000	Sprint Corp.†	246,800
60,000	TIM Participacoes SA	172,854
15,156	TIM Participacoes SA, ADR	217,640
55,500	T-Mobile US Inc.†	4,371,735
75,000	Turkcell Iletisim Hizmetleri A/S, ADR	433,500
31,300	United States Cellular Corp.†	1,176,254
140,000	VEON Ltd., ADR	336,000
34,000	Vodafone Group plc, ADR	676,940

		14,649,841

	Diversified Telecommunication Services — 23.9%
	Integrated Telecommunication Services — 20.6%
10,500	AT&T Inc.	397,320
1,900	ATN International Inc.	110,903
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	403,484
16,400	China Unicom Hong Kong Ltd., ADR	172,036
34,000	Cincinnati Bell Inc.†	172,380
101,000	Deutsche Telekom AG, ADR	1,687,710
3,107	Hellenic Telecommunications Organization SA	42,805
2,000	Hellenic Telecommunications Organization SA, ADR	14,000
15,000	Koninklijke KPN NV	46,775
29,200	Maroc Telecom	426,477
9,000	Nippon Telegraph & Telephone Corp.	429,170
2,000	Nippon Telegraph & Telephone Corp., ADR	95,780
21,500	Nuvera Communications Inc.	443,975
1,700	Oi SA, ADR†	657
453	Oi SA, Cl. C, ADR†	498

Shares		Market Value

2,000	Orange SA, ADR	$31,140
200,000	Pakistan Telecommunication Co. Ltd.	8,828
90,000	PCCW Ltd.	50,525
50,000	Pharol SGPS SA†	6,082
45,500	Pharol SGPS SA, ADR†	6,122
6,400	Proximus SA	190,088
9,700	PT Telekomunikasi Indonesia Persero Tbk, ADR	292,067
3,000	Rostelecom PJSC, ADR	22,005
180,000	Singapore Telecommunications Ltd.	403,719
9,800	Swisscom AG, ADR	482,846
18,000	Telecom Argentina SA, ADR	180,000
100,000	Telecom Italia SpA†	57,059
11,500	Telecom Italia SpA, ADR†	64,745
395	Telefonica Brasil SA	4,269
5,021	Telefonica Brasil SA, ADR	66,127
1,800	Telefonica Brasil SA, Preference	23,784
3,935	Telefonica SA	30,027
77,000	Telefonica SA, ADR	585,200
74,800	Telekom Austria AG	543,795
248,000	Telekom Malaysia Berhad	213,231
36,300	Telenor ASA	728,382
58,500	Telephone & Data Systems Inc.	1,509,300
128,000	Telesites SAB de CV†	84,646
259,000	Telia Co. AB.	1,159,495
26,000	TELUS Corp.	926,120
1,958,977	True Corp. Public Co. Ltd.	336,264
53,300	Verizon Communications Inc.	3,217,188

		15,667,024

	Alternative Carriers — 3.3%
104,000	CenturyLink Inc.	1,297,920
300	Iliad SA.	28,193
12,500	Intelsat SA†	285,000
28,000	TIME dotCom Berhad	61,056
25,000	Zayo Group Holdings Inc.†	847,500

		2,519,669

	Media & Entertainment — 36.3%
	Media — 24.0%
	Cable & Satellite — 13.7%
6,200	Cogeco Inc.	446,638
79,800	Comcast Corp., Cl. A	3,597,384
27,676	DISH Network Corp., Cl. A†	942,921
280,000	Dish TV India Ltd., GDR	65,520
4,500	GCI Liberty Inc., Cl. A†	279,315
184,000	Grupo Televisa SAB, ADR	1,799,520
1,025	Liberty Broadband Corp., Cl. A†	107,133
1,000	Liberty Broadband Corp., Cl. C†	104,670
14,840	Liberty Global plc, Cl. A†	367,290
61,600	Liberty Global plc, Cl. C†	1,465,464
1,000	Liberty Latin America Ltd., Cl. A†	17,070

1

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATION SERVICES (Continued)
	Media & Entertainment (Continued)
	Media (Continued)
	Cable & Satellite (Continued)
3,444	Liberty Latin America Ltd., Cl. C†	$58,875
15,500	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	644,335
12,000	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	503,520
2,000	MultiChoice Group†	15,579

		10,415,234

	Broadcasting — 10.3%
1,400	AMC Networks Inc., Cl. A†	68,824
38,500	CBS Corp., Cl. B, Non-Voting	1,554,245
300,000	Corus Entertainment Inc., Cl. B	1,197,871
18,000	Discovery Inc., Cl. A†	479,340
85,000	Discovery Inc., Cl. C†	2,092,700
55,666	Fox Corp., Cl. B	1,755,706
11,000	MSG Networks Inc., Cl. A†	178,420
3,000	Nordic Entertainment Group AB, Cl. B	70,946
6,000	Sinclair Broadcast Group Inc., Cl. A	256,440
14,000	Tokyo Broadcasting System Holdings Inc.	226,331

		7,880,823

	Interactive Media & Services — 8.5%
	Interactive Media & Services — 8.5%
3,000	Alphabet Inc., Cl. C†	3,657,000
16,000	Facebook Inc., Cl. A†	2,849,280

		6,506,280

	Entertainment — 3.8%
	Movies & Entertainment — 3.3%
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	44,528
10,500	Liberty Media Corp.- Liberty Braves, Cl. C†	291,375
950	Liberty Media Corp.- Liberty Formula One, Cl. A†	37,611
2,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	83,180
100	Netflix Inc.†	26,762
4,000	The Madison Square Garden Co., Cl. A†	1,054,080
2,674	The Walt Disney Co.	348,476
26,000	Viacom Inc., Cl. B	624,780

		2,510,792

	Interactive Home Entertainment — 0.5%
3,000	Modern Times Group MTG AB, Cl. B†	24,862
3,000	Take-Two Interactive Software Inc.†	376,020

		400,882

	TOTAL COMMUNICATION SERVICES	60,550,545

Shares		Market Value

	INFORMATION TECHNOLOGY — 5.5%
	Technology Hardware & Equipment — 1.4%
	Technology Hardware, Storage & Peripherals — 1.0%
	Technology hardware, Storage & Peripherals — 1.0%
3,500	Apple Inc.	$783,895

	Electronic Equipment, Instruments & Components — 0.1%
	Electronic Equipment & Instruments — 0.1%
1,000	Sony Corp., ADR	59,130

	Communications Equipment — 0.3%
	Communications Equipment — 0.3%
5,000	EchoStar Corp., Cl. A†	198,100

	Software & Services — 3.6%
	Software — 1.0%
	Systems Software — 0.4%
2,000	Microsoft Corp.	278,060

	Application Software — 0.6%
35,000	MiX Telematics Ltd., ADR	488,250

	IT Services — 2.6%
	IT Consulting & Other Services — 1.5%
56,062	Cassava SmarTech Zimbabwe Ltd.†	6,306
280,000	Dagang NeXchange Berhad	17,721
13,500	InterXion Holding NV†	1,099,710

		1,123,737

	Data Processing & Outsourced Services — 1.1%
2,000	Mastercard Inc., Cl. A	543,140
2,000	Visa Inc., Cl. A	344,020

		887,160

	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors — 0.5%
15,000	SMART Global Holdings Inc.†	382,200

	TOTAL INFORMATION TECHNOLOGY	4,200,532

	CONSUMER DISCRETIONARY — 3.8%
	Retailing — 2.6%
	Internet & Direct Marketing Retail — 2.6%
	Internet & Direct Marketing Retail — 2.6%
72	Expedia Group Inc.	9,677
8,600	Naspers Ltd., Cl. N	1,303,231
8,600	Prosus NV†	631,312
2,000	Qurate Retail Inc., Cl. A†	20,630

		1,964,850

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Automobiles & Components — 1.2%
	Automobiles — 1.2%
	Automobile Manufacturers — 1.2%
25,000	General Motors Co.	$937,000

	TOTAL CONSUMER DISCRETIONARY	2,901,850

	FINANCIALS — 3.7%
	Diversified Financials — 3.7%
	Diversified Financial Services — 2.9%
	Multi-Sector Holdings — 2.9%
97,500	First Pacific Co. Ltd.	37,320
4,100	First Pacific Co. Ltd., ADR	7,626
1,000	Kinnevik AB, Cl. A.	27,478
82,000	Kinnevik AB, Cl. B.	2,156,612
12,000	Waterloo Investment Holdings Ltd.†(a)	3,000

		2,232,036

	Consumer Finance — 0.8%
	Consumer Finance — 0.8%
5,000	American Express Co	591,400

	TOTAL FINANCIALS	2,823,436

	REAL ESTATE — 3.0%
	Real Estate — 3.0%
	Real Estate Management & Development — 0.2%
	Real Estate Development — 0.2%
27,360	CK Asset Holdings Ltd.	185,363

	Equity Real Estate Investment Trusts — 2.8%
	Specialized REITs — 2.8%
4,500	CyrusOne Inc., REIT	355,950
2,500	Equinix Inc., REIT	1,442,000
40,000	Uniti Group Inc., REIT	310,600

		2,108,550

	TOTAL REAL ESTATE	2,293,913

	INDUSTRIALS — 0.8%
	Transportation — 0.0%
	Air Freight & Logistics — 0.0%
	Air Freight & Logistics — 0.0%
17,000	PostNL NV	37,762

	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
	Security & Alarm Services — 0.1%
30,000	G4S plc	69,789

Shares		Market Value

900	Marlowe plc†	$4,880

		74,669

	Capital Goods — 0.7%
	Industrial Conglomerates — 0.3%
	Industrial Conglomerates — 0.3%
27,360	CK Hutchison Holdings Ltd.	241,565

	Electrical Equipment — 0.1%
	Electrical Components & Equipment — 0.1%
1,800	Furukawa Electric Co. Ltd.	43,267

	Construction & Engineering — 0.3%
	Construction & Engineering — 0.3%
6,000	Bouygues SA	240,335

	TOTAL INDUSTRIALS	637,598

	HEALTH CARE — 0.7%
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.7%
	Health Care Equipment — 0.7%
13,000	GN Store Nord A/S	527,785

	CONSUMER STAPLES — 0.2%
	Food, Beverage & Tobacco — 0.2%
	Food Products — 0.2%
	Agricultural Products — 0.2%
68,000	C.P. Pokphand Co. Ltd., ADR	137,360

	Beverages — 0.0%
	Distillers & Vintners — 0.0%
1,768	Gusbourne plc†	1,456

	Food & Staples Retailing — 0.0%
	Food & Staples Retailing — 0.0%
	Food Retail — 0.0%
504	Meikles Ltd.	747

	TOTAL CONSUMER STAPLES	139,563

	UTILITIES — 0.0%
	Utilities — 0.0%
	Multi-Utilities — 0.0%
	Multi-Utilities — 0.0%
200	National Grid plc, ADR	10,826

	TOTAL COMMON STOCKS	74,086,048

3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	CLOSED-END FUNDS — 0.1%
	CONSUMER DISCRETIONARY — 0.1%
	Retailing — 0.1%
	Internet & Direct Marketing Retail — 0.1%
	Internet & Direct Marketing Retail — 0.1%
5,800	Altaba Inc.	$112,984

	WARRANTS — 0.6%
	COMMUNICATION SERVICES — 0.6%
	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
81,000	Bharti Airtel Ltd., expire 11/30/20†(b)	420,390

Principal Amount

	CORPORATE BONDS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
$ 32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	2,123

	U.S. GOVERNMENT OBLIGATIONS — 2.2%
1,685,000	U.S. Treasury Bills, 1.844% to 1.949%††, 11/29/19 to 12/19/19	1,678,990

	TOTAL INVESTMENTS — 100.0%
	(Cost $59,093,479)	$76,300,535

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	62.0%	$47,326,678
Europe	21.0	16,001,171
Latin America	5.1	3,885,229
Asia/Pacific	4.5	3,481,918
Japan	4.4	3,330,658
Africa/Middle East	3.0	2,274,881

	100.0%	$76,300,535

4